Stock-based Compensation - Schedule of Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Beginning balance	4,800,000	0
Number of Shares, Granted	0	4,800,000
Number of Shares, Exercised	0
Number of Shares, Forfeited and expired	0	0
Number of Shares, Ending balance	4,800,000	4,800,000
Average exercise price
Average Exercise Price, Beginning balance	$ 2.78	$ 0
Average Exercise Price, Granted	0	2.78
Average Exercise Price, Exercised	0	0
Average Exercise Price, Forfeited and expired	0	0
Average Exercise Price, Ending balance	$ 2.78	$ 2.78
Average Remaining Contractual Period in Years	9 years 3 months	9 years 9 months
Aggregate Intrinsic Value	$ (3,984)	$ 1,776